Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Taxes	Royalties	Total Payments
Total	$ 86,049	$ 2,735	$ 88,784
UNITED STATES
Total	86,049	2,735	88,784
UNITED STATES | Commonwealth of Pennsylvania [Member]
Total	3,977		3,977
UNITED STATES | Commonwealth of Virginia [Member]
Total	1,661		1,661
UNITED STATES | Internal Revenue Service [Member]
Total	18,799		18,799
UNITED STATES | Office of Natural Resources Revenue [Member]
Total		1,427	1,427
UNITED STATES | State of Alabama [Member]
Total	114		114
UNITED STATES | State of Kentucky [Member]
Total	10,585		10,585
UNITED STATES | State of Louisiana [Member]
Total	8,520		8,520
UNITED STATES | State of Ohio [Member]
Total	2,168		2,168
UNITED STATES | State of Oklahoma [Member]
Total	8,906	1,089	9,995
UNITED STATES | State of Tennessee [Member]
Total	185		185
UNITED STATES | State of Texas [Member]
Total	17,920	$ 219	18,139
UNITED STATES | State of West Virginia [Member]
Total	$ 13,214		$ 13,214